Schedule of analysis of trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Trade receivables		$ 1,649	$ 3,866
Less: credit note provision
Total		$ 1,649	$ 3,866